RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2015
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 10 - RELATED PARTY TRANSACTIONS

A summary of director and officer compensation for the years ended January 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Salaries and benefits	$233,944	$245,497	$161,199
Consulting	176,986	422,547	394,885
Director fees	27,245	93,727	24,797
Stock-based compensation	-	-	374,535
	$438,175	$761,771	$955,416

As at January 31, 2015 the Company owed directors and officers $15,910 (2014 - $83,810). All balances owing were unsecured, non-interest bearing and had no fixed terms of repayment. All related party transactions were measured at the amount of consideration established and agreed to by the related parties.

Details of the related party transactions and balances, are as follows:

a)

Effective August 1, 2012, the Company signed an employment agreement with its current President and CEO, pursuant to which the Company agreed to pay to him an annual salary of CDN$250,000 plus benefits, including 1,000,000 stock options, medical insurance and a bonus of up to 50% of his annual salary. On November 1, 2012, the Company granted its current President and CEO stock options pursuant to its 2012 Stock Option Plan to purchase an aggregate of 1,000,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately.

During the year ended January 31, 2015, the Company paid or accrued to its President and CEO salary and benefits of $233,944 (2014-$245,497 ; 2013-$161,199, including a relocation allowance of $34,048 related to this employment agreement). In addition, consulting fees of $7,237 (CDN$7,000) were paid for services provided prior to this employment agreement. At January 31, 2015, the Company recorded an accrued liability of $7,299 (2014-$4,881) related to this employment agreement.

b)

On January 7, 2011, the Company entered into a one year consulting agreement with a company controlled by the Company’s Chief Financial Officer whereby it agreed to pay a consulting fee for services ordinarily provided by a Chief Financial Officer of CDN$12,500 per month. In addition, on January 7, 2011, the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Chief Financial Officer to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $0.80 per share, for a three (3) year term, of which 137,500 stock option expired unexercised on January 7, 2014. During March, 2012, pursuant to Board approval, the Company paid this company a discretionary cash bonus of CDN$10,000. Effective January 1, 2012, the Company renewed the consulting agreement for one year and increased the monthly consulting fee to CDN$15,000 per month plus sales tax. Effective January 1, 2013, respectively, the consulting agreement automatically renewed for one year. On October 1, 2014, but with effect from January 1, 2014, the Company revised and renewed its independent contractor agreement with a company controlled by the Company’s Chief Financial Officer.

During the year ended January 31, 2015, the Company paid or accrued consulting fees of $162,522 (2014 - $173,958 ; 2013 - $181,442) and recorded stock based compensation of $nil (2014 - $nil ; 2013 - $103,049) related to this consulting agreement. At January 31, 2015, the Company recorded an accrued liability of $8,611 (2014- $7,028) related to this consulting agreement.

On August 24, 2011, the Company granted stock options pursuant to its 2007 Stock Option Plan to a company controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vested in four quarterly installments over 12 months commencing on November 1, 2011. On November 1, 2012, the Company granted stock options pursuant to its 2012 Stock Option Plan to a company controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately.

c)

On March 11, 2011, the Company entered into a consulting agreement with a company controlled by the Company’s former Executive Vice President of Corporate Development whereby it agreed to pay a monthly consulting fee for services ordinarily provided by an Executive Vice President of Corporate Development of CDN$12,500 plus sales tax. In addition, on March 11, 2011, the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s former Executive Vice President of Corporate Development to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $1.04 per share, for a three (3) year term expiring March 11, 2014. The options vested in four quarterly installments over 12 months commencing on June 1, 2011.

During the year ended January 31, 2015, the Company recorded consulting fees of $14,464 (2014 - $243,327 ; 2013 - $192,795) and recorded stock based compensation of $nil (2014 - $nil ; 2013 - $110,686) related to this consulting agreement. At January 31, 2015, the Company owed an officer of this Company in the amount of $nil ( 2014 - $71,901).

On August 24, 2011, the Company granted stock options pursuant to its 2007 Stock Option Plan to a company controlled by the Company’s former Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vested in four quarterly installments over 12 months commencing on November 1, 2011. Effective March 1, 2012, the Company renewed the consulting agreement for one year and increased the monthly consulting fee to CDN$15,000 per month plus sales tax. In addition, effective January 20, 2012 until July 31, 2012, the former VP Corporate Development assumed the additional role of interim President of the Company for which he was compensated an additional fee of approximately $2,500 per month. On November 1, 2012, the Company granted stock options pursuant to its 2012 Stock Option Plan to a company controlled by the Company’s former Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately. The consulting agreement expired on February 28, 2014 and was not renewed. A total of approximately $91,284 (CDN$101,675) was paid on February 26, 2014, which included a voluntary payment of approximately $67,335 (CDN$75,000) plus February consulting fees, vacation pay, reimbursement of expenses and a sales tax to a company controlled by the Company’s former Executive Vice President of Corporate Development.

d)

During the year ended January 31, 2015, the Company paid aggregate director fees of $27,245 to six directors (2014 - $93,727 ; 2013- $24,797 to five directors) and recorded stock based compensation of $nil (2014 - $nil ; 2013 - $201,000) related to stock options granted to five directors. In addition, during the year ended January 31, 2015, the Company paid a company related to a former director approximately $nil (2014 - $5,262 ; 2013 - $13,411) for consulting fees.

Additional related party transactions are disclosed in note 12 to these financial statements.